UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2009

Check here if Amendment ______; Amendment Number: __________
  This Amendment (Check only one.):	_____ is a restatement.
					_____ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		  Winslow Asset Management, Inc.
Address:		  25201 Chagrin Boulevard
		  Suite 185
		  Beachwood, Ohio 44122

Form 13F File Number: 	28-10889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Susan F. Akers
Title:	Vice President, Chief Compliance Officer
Phone:	216-360-4700

Signature, Place and Date of Signing:

/s/ SUSAN F. AKERS		Beachwood, Ohio		April 3, 2009
SUSAN F. AKERS

Report Type (Check only one.):

?	13F HOLDINGS REPORTS (Check here if all holdings of this
         reporting manager are reported in this report).

13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager (s).)



FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	77

Form 13F Information Table Value Total:	$140,663	(thousands)


List of Other Included Managers:

NONE





Market



Voting


Value

Investment
Other
Authority
Security
Cusip
(x1000)
Quantity
Discretion
Managers
Sole







ADMINISTAFF INC COM
007094105
$3,498.60
165,575
Sole
None
165,575
AMEDISYS INC COM
023436108
$1,789.60
65,100
Sole
None
65,100
AMERICAN CAMPUS CMNTYS
COM
024835100
$1,296.01
74,655
Sole
None
74,655
AMERICAN EXPRESS CO COM
025816109
$1,599.90
117,381
Sole
None
117,381
BAKBONE SOFTWARE INC COM
057101107
$49.74
101,500
Sole
None
101,500
BAKER HUGHES INC COM
057224107
$694.91
24,340
Sole
None
24,340
BANK OF AMERICA CORP COM
060505104
$94.63
13,875
Sole
None
13,875
BIG LOTS INC COM
089302103
$2,286.57
110,037
Sole
None
110,037
BP PLC SPONSORED ADR
055622104
$543.03
13,542
Sole
None
13,542
BRISTOL-MYERS SQUIBB CO
COM
110122108
$307.45
14,026
Sole
None
14,026
CEL-SCI CORP COM NEW
150837409
$2.40
10,000
Sole
None
10,000
CENTEX CORP COM
152312104
$1,448.93
193,190
Sole
None
193,190
CHEVRON CORP NEW COM
166764100
$1,626.13
24,184
Sole
None
24,184
CISCO SYS INC COM
17275R102
$2,624.74
156,514
Sole
None
156,514
COHEN & STEERS INC COM
19247A100
$2,261.57
202,650
Sole
None
202,650
COMCAST CORP COM CL A
20030N101
$4,243.31
311,093
Sole
None
311,093
DATATRAK INTL INC COM
238134100
$2.11
10,000
Sole
None
10,000
DG FASTCHANNEL INC COM
23326R109
$1,581.28
84,245
Sole
None
84,245
DWS INTL FD INC EMRG MKT
23337r502
$1,797.91
181,791
Sole
None
181,791
E MED FUTURE INC COM
26875d108
$0.40
133,000
Sole
None
133,000
EOG RES INC COM
26875P101
$2,884.54
52,676
Sole
None
52,676
ESTEE LAUDER COS INC COM
518439104
$2,669.67
108,303
Sole
None
108,303
EXXON CORP COM
30231G102
$877.22
12,881
Sole
None
12,881
FEC RESOURCES INC COM
30246x108
$0.51
170,600
Sole
None
170,600
FIRST NATL NEB INC COM
335720108
$280.60
122
Sole
None
122
FIRSTMERIT CORP COM
337915102
$1,837.24
100,947
Sole
None
100,947
FOREST CITY ENTERPRISES INC
COM CL A
345550107
$900.85
250,235
Sole
None
250,235
FRANKLIN RES INC COM
354613101
$2,272.61
42,187
Sole
None
42,187
GATX CORP COM
361448103
$2,500.43
123,600
Sole
None
123,600
GENCORP INC COM
368682100
$1,059.84
499,926
Sole
None
499,926
GENERAL ELEC CO COM
369604103
$1,921.63
190,072
Sole
None
190,072
GULF RESOURCES INC COM
NEW
40251w200
$4.80
10,000
Sole
None
10,000
HEWLETT PACKARD CO COM
428236103
$3,615.63
112,777
Sole
None
112,777
INTEL CORP COM
458140100
$3,750.23
249,516
Sole
None
249,516
INTERNATIONAL BUS MACH
COM
459200101
$284.47
2,936
Sole
None
2,936
INTRAOP MED CORP COM
46118N101
$1.45
50,000
Sole
None
50,000
J P MORGAN CHASE & CO COM
46625H100
$893.86
33,629
Sole
None
33,629
JO-ANN STORES INC COM
47758P307
$2,974.37
182,030
Sole
None
182,030
JOHNSON & JOHNSON COM
478160104
$2,121.38
40,330
Sole
None
40,330
KAISER ALUMINUM CORP COM
PAR $0.01
483007704
$2,206.46
95,435
Sole
None
95,435
KENNAMETAL INC COM
489170100
$1,755.06
108,270
Sole
None
108,270
LOEWS CORP COM
540424108
$1,441.63
65,232
Sole
None
65,232
LUBRIZOL CORP COM
549271104
$2,963.80
87,145
Sole
None
87,145
LULULEMON ATHLETICA IN
COM
550021109
$2,267.97
261,890
Sole
None
261,890
MERCK & CO INC COM
589331107
$3,192.16
119,333
Sole
None
119,333
MICROSOFT CORP COM
594918104
$1,903.09
103,598
Sole
None
103,598
MOTOROLA
620076109
$834.92
197,381
Sole
None
197,381
NATIONAL SEMICONDUCTOR
COM
637640103
$1,649.31
160,595
Sole
None
160,595
NEWFIELD EXPL CO COM
651290108
$2,765.22
121,816
Sole
None
121,816
NORDSON CORP COM
655663102
$3,459.68
121,691
Sole
None
121,691
NORDSTROM INC COM
655664100
$1,955.48
116,745
Sole
None
116,745
NORTHROP GRUMMAN CORP
COM
666807102
$2,289.27
52,458
Sole
None
52,458
NOVAPET PRODUCTS INC COM
669875106
$0.00
12,000
Sole
None
12,000
OMNITURE INC COM
68212s109
$2,917.83
221,215
Sole
None
221,215
OMNOVA SOLUTIONS INC COM
682129101
$1,733.06
996,010
Sole
None
996,010
ORACLE CORP COM
68389X105
$4,725.18
261,493
Sole
None
261,493
PETSMART INC COM
716768106
$2,504.93
119,510
Sole
None
119,510
PFIZER INC COM
717081103
$268.87
19,741
Sole
None
19,741
PHILIP MORRIS INTL INC COM
718172109
$259.77
7,301
Sole
None
7,301
PROCTER & GAMBLE CO COM
742718109
$308.22
6,545
Sole
None
6,545
PROGRESSIVE CORP OHIO COM
743315103
$1,948.53
144,980
Sole
None
144,980
QUANTA SVCS INC COM
74762e102
$4,300.40
200,485
Sole
None
200,485
SCHLUMBERGER LTD COM
806857108
$2,520.63
62,054
Sole
None
62,054
SCHWAB CHARLES CORP NEW
COM
808513105
$3,699.31
238,665
Sole
None
238,665
SIMON PPTY GROUP NEW COM
828806109
$2,173.75
62,753
Sole
None
62,753
TENET HEALTHCARE CORP
COM
88033G100
$1,231.20
1,061,375
Sole
None
1,061,375
TERADYNE INC COM
880770102
$2,262.60
516,575
Sole
None
516,575
TETRA TECH INC NEW COM
88162G103
$6,073.50
298,013
Sole
None
298,013
TIME WARNER CABLE INC COM
88732J207
$529.06
21,333
Sole
None
21,333
TIME WARNER INC COM
887317303
$1,645.41
85,255
Sole
None
85,255
TRANSOCEAN INC COM
H8817H100
$2,350.89
39,954
Sole
None
39,954
TRAVELERS COMPANIES COM
89417e109
$3,363.04
82,752
Sole
None
82,752
WALT DISNEY CO COM
254687106
$2,630.29
144,840
Sole
None
144,840
WELLS FARGO & CO NEW COM
949746101
$1,634.34
114,771
Sole
None
114,771
WEYERHAEUSER CO COM
962166104
$2,654.44
96,280
Sole
None
96,280
WINDSTREAM CORP COM
97381W104
$111.78
13,869
Sole
None
13,869
WYNDHAM WORLDWIDE CORP
COM
98310W108
$1,531.42
364,624
Sole
None
364,624









$140,663.01
77